Artisan Developing World Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.1%

Argentina - 5.0%
MercadoLibre, Inc. *	278	$158,807

Brazil - 7.1%
Arco Platform Ltd., Class A *	636	28,110
B3 SA - Brasil Bolsa Balcao (1)	9,217	98,603
Lojas Renner SA *(1)	2,312	32,241
Raia Drogasil SA *(1)	1,129	31,214
StoneCo Ltd., Class A *	925	36,899

		227,067

China - 31.3%
Aier Eye Hospital Group Co. Ltd., Class A	6,660	37,824
Alibaba Group Holding Ltd., ADR *	821	174,041
China International Travel Service Corp. Ltd., Class A	2,828	36,116
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,170	33,496
Huazhu Group Ltd., ADR *	1,600	64,101
Jiangsu Hengrui Medicine Co. Ltd., Class A	5,176	65,036
Kweichow Moutai Co. Ltd., Class A	823	139,720
Meituan Dianping, Class B *	2,783	36,392
Shanghai International Airport Co. Ltd., Class A	2,777	31,400
TAL Education Group, ADR *	3,097	149,257
Tencent Holdings Ltd.	2,813	135,610
Wuxi Biologics Cayman, Inc. *	2,565	32,466
Yifeng Pharmacy Chain Co. Ltd., Class A	2,657	27,928
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,331	36,767

		1,000,154

France - 5.3%
Hermes International	46	34,412
LVMH Moet Hennessy Louis Vuitton SE	230	106,636
Remy Cointreau SA	242	29,766

		170,814

Hong Kong - 4.6%
AIA Group Ltd.	13,971	146,658

India - 7.6%
HDFC Bank Ltd., ADR	2,690	170,488
Titan Co. Ltd.	4,300	71,559

		242,047

Macau - 2.0%
Galaxy Entertainment Group Ltd.	8,608	63,409

Netherlands - 5.8%
Adyen NV *	181	148,322
ASML Holding NV, NYRS	122	35,960

		184,282

Poland - 0.9%
Dino Polska SA *(1)	744	28,209

Russia - 2.0%
Yandex NV, Class A *	1,449	62,998

Taiwan - 5.2%
Sea Ltd., ADR *	4,146	166,743

Thailand - 1.1%
CP ALL PCL (1)	14,599	35,113

United Kingdom - 3.3%
Diageo plc	2,484	105,320

United States - 14.9%
Estee Lauder Cos., Inc. (The), Class A	281	57,937
Netflix, Inc. *	193	62,354
NVIDIA Corp.	626	147,193
Veeva Systems, Inc., Class A *	532	74,842
Visa, Inc., Class A	720	135,350

		477,676

Total common stocks (Cost $2,174,144)		3,069,297

SHORT-TERM INVESTMENTS - 3.4%

INVESTMENT COMPANIES - 3.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.60%	37,282	37,282
Federated Treasury Obligations Fund - Institutional Class, 1.50%	36,186	36,186
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.54%	36,186	36,186

Total short-term investments (Cost $109,654)		109,654

Total investments - 99.5% (Cost $2,283,798)		3,178,951

Other assets less liabilities - 0.5%		16,155

Total net assets - 100.0% (2)		$3,195,106

Artisan Developing World Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $225,380, or 7.1% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations

ADR       American Depositary Receipt

NYRS     New York Registry Shares

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$427,705	13.5%
Consumer Discretionary	955,081	30.0
Consumer Staples	488,703	15.4
Financials	415,749	13.1
Health Care	246,935	7.8
Industrials	31,400	1.0
Information Technology	503,724	15.8
Short-Term Investments	109,654	3.4

Total investments	$3,178,951	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$162,058	5.1%
British pound	105,320	3.3
Chinese yuan renminbi offshore	408,287	12.8
Euro	319,136	10.0
Hong Kong dollar	414,535	13.0
Indian rupee	71,559	2.3
Polish zloty	28,209	0.9
Thai baht	35,113	1.1
U.S. dollar	1,634,734	51.5

Total investments	$3,178,951	100.0%

See notes to N-PORT Part F

Artisan Global Discovery Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.2%

Brazil - 3.5%
Notre Dame Intermedica Participacoes SA (1)	193	$3,303
Pagseguro Digital Ltd., Class A *	31	1,062

		4,365

Canada - 1.5%
CAE, Inc.	40	1,055
Canada Goose Holdings, Inc. *	22	812

		1,867

China - 0.4%
Tencent Music Entertainment Group, ADR *	44	520

Denmark - 6.5%
Ascendis Pharma A/S, ADR *	14	2,010
Genmab A/S *(1)	13	2,958
Vestas Wind Systems A/S (1)	31	3,103

		8,071

France - 1.3%
Orpea	12	1,588

Germany - 4.5%
Puma SE (1)	27	2,094
Varta AG *(1)	26	3,491

		5,585

Hong Kong - 3.6%
Techtronic Industries Co. Ltd.	554	4,521

Japan - 1.4%
Hoya Corp. (1)	18	1,757

Luxembourg - 1.3%
Eurofins Scientific SE	3	1,653

Netherlands - 3.4%
Adyen NV *	1	936
IMCD NV	20	1,713
Koninklijke DSM NV	12	1,588

		4,237

Spain - 1.3%
Amadeus IT Group SA	19	1,546

Switzerland - 2.7%
Aluflexpack AG *(1)	45	935
Lonza Group AG *(1)	6	2,359

		3,294

United Kingdom - 8.1%
Burberry Group plc	94	2,734
Clarivate Analytics plc *	111	1,862
Fevertree Drinks plc	31	868
London Stock Exchange Group plc	36	3,705
Meggitt plc	111	963

		10,132

United States - 53.7%
Advanced Micro Devices, Inc. *	58	2,660
Alexion Pharmaceuticals, Inc. *	15	1,623
Arista Networks, Inc. *	8	1,638
Atlassian Corp. plc, Class A *	21	2,491
Blackline, Inc. *	12	603
Boston Scientific Corp. *	88	3,990
Burlington Stores, Inc. *	7	1,537
Ceridian HCM Holding, Inc. *	28	1,920
Cintas Corp.	4	1,175
Cognex Corp.	27	1,515
Cree, Inc. *	31	1,412
DexCom, Inc. *	6	1,225
First Republic Bank	15	1,732
First Solar, Inc. *	26	1,436
Fortive Corp.	32	2,453
Gardner Denver Holdings, Inc. *	67	2,469
Global Payments, Inc.	39	7,123
Guidewire Software, Inc. *	39	4,267
IHS Markit Ltd. *	53	4,002
New York Times Co. (The), Class A	56	1,814
Novanta, Inc. *	17	1,493
Ollie’s Bargain Outlet Holdings, Inc. *	20	1,318
RealPage, Inc. *	20	1,054
Skyworks Solutions, Inc.	15	1,854
Take-Two Interactive Software, Inc. *	12	1,457
Teledyne Technologies, Inc. *	14	4,737
Veeva Systems, Inc., Class A *	20	2,746
WellCare Health Plans, Inc. *	3	922
Zoom Video Communications, Inc., Class A *	24	1,610
Zynga, Inc., Class A *	412	2,522

		66,798

Total common stocks (Cost $89,684)		115,934

SHORT-TERM INVESTMENTS - 6.7%

INVESTMENT COMPANIES - 6.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.60%	2,852	2,852
Federated Treasury Obligations Fund - Institutional Class, 1.50%	2,769	2,769
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.54%	2,768	2,768

Total short-term investments (Cost $8,389)		8,389

Total investments - 99.9% (Cost $98,073)		124,323

Other assets less liabilities - 0.1%		122

Total net assets - 100.0%(2)		$124,445

Artisan Global Discovery Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $20,000, or 16.1% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$6,313	5.1%
Consumer Discretionary	8,495	6.8
Consumer Staples	868	0.7
Financials	5,437	4.4
Health Care	26,134	21.0
Industrials	31,544	25.4
Information Technology	34,620	27.9
Materials	2,523	2.0
Short-Term Investments	8,389	6.7

Total investments	$124,323	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$3,303	2.7%
British pound	8,270	6.7
Canadian dollar	1,055	0.8
Danish krone	6,061	4.9
Euro	14,609	11.8
Hong Kong dollar	4,521	3.6
Japanese yen	1,757	1.4
Swiss franc	3,294	2.6
U.S. dollar	81,453	65.5

Total investments	$124,323	100.0%

See notes to N-PORT Part F

Artisan Global Equity Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 99.5%

Brazil - 2.4%
Petroleo Brasileiro SA, ADR *	114	$1,817
Petroleo Brasileiro SA (Preference) (1)	627	4,689

		6,506

Canada - 2.3%
Kinaxis, Inc. *	26	1,964
TMX Group Ltd.	49	4,273

		6,237

China - 1.0%
Alibaba Group Holding Ltd., ADR *	12	2,647

Denmark - 2.0%
Genmab A/S *(1)	24	5,255

France - 6.0%
Air Liquide SA	40	5,689
Airbus SE	33	4,819
La Francaise des Jeux SAEM *	212	5,667

		16,175

Germany - 8.2%
Allianz SE (1)	13	3,080
Deutsche Boerse AG (1)	74	11,680
DWS Group GmbH & Co. KGaA (1)	13	471
MorphoSys AG *(1)	15	2,091
Scout24 AG (1)	21	1,398
Wirecard AG (1)	28	3,341

		22,061

Greece - 0.9%
JUMBO SA	111	2,303

Hong Kong - 1.7%
AIA Group Ltd.	437	4,592

Ireland - 1.3%
Amarin Corp. plc, ADR *	164	3,525

Italy - 2.5%
Davide Campari-Milano SpA (1)	270	2,470
Intesa Sanpaolo SpA (1)	924	2,436
UniCredit SpA (1)	131	1,913

		6,819

Japan - 5.2%
Daikin Industries Ltd. (1)	4	605
Jeol Ltd. (1)	184	5,567
OBIC Business Consultants Co. Ltd. (1)	71	3,338
Obic Co. Ltd. (1)	22	2,945
Recruit Holdings Co. Ltd. (1)	40	1,493

		13,948

Netherlands - 2.6%
ING Groep NV	379	4,548
uniQure NV *	34	2,446

		6,994

Sweden - 0.8%
Nibe Industrier AB, Class B (1)	122	2,118

Switzerland - 5.6%
Idorsia Ltd. *(1)	65	2,005
Lonza Group AG *(1)	16	5,907
Medacta Group SA *(1)	44	3,278
Nestle SA (1)	34	3,727

		14,917

United Kingdom - 8.2%
AVEVA Group plc	88	5,417
Clarivate Analytics plc *	151	2,538
GlaxoSmithKline plc	151	3,563
Linde plc (1)	49	10,624

		22,142

United States - 48.8%
ACADIA Pharmaceuticals, Inc. *	114	4,861
Alphabet, Inc., Class A *	3	4,096
Alphabet, Inc., Class C *	3	4,075
Amazon.com, Inc. *	4	8,256
Aramark	82	3,554
Bandwidth, Inc., Class A *	56	3,607
Bio-Rad Laboratories, Inc., Class A *	11	4,022
Cigna Corp.	14	2,863
Danaher Corp.	25	3,806
Dollar Tree, Inc. *	44	4,166
Eidos Therapeutics, Inc. *	47	2,701
Fidelity National Information Services, Inc.	73	10,105
Global Payments, Inc.	11	1,976
Halozyme Therapeutics, Inc. *	218	3,872
HubSpot, Inc. *	21	3,308
IHS Markit Ltd. *	60	4,558
Ingersoll-Rand plc	30	3,955
Intercontinental Exchange, Inc.	88	8,144
L3Harris Technologies, Inc.	25	4,890
Lamb Weston Holdings, Inc.	34	2,894
Mastercard, Inc., Class A	21	6,286
Microsoft Corp.	31	4,844
Mondelez International, Inc., Class A	59	3,274
Morningstar, Inc.	11	1,591
PerkinElmer, Inc.	41	4,000
Progressive Corp. (The)	37	2,689
Quanta Services, Inc.	61	2,471
Raytheon Co.	5	1,171
Synopsys, Inc. *	17	2,354
TJX Cos., Inc. (The)	52	3,155
Varonis Systems, Inc. *	42	3,254

Artisan Global Equity Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

ViewRay, Inc. *	724	3,057
Willis Towers Watson plc	16	3,174

		131,029

Total common stocks (Cost $206,762)		267,268

SHORT-TERM INVESTMENTS - 0.4%

INVESTMENT COMPANIES - 0.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.60%	393	393
Federated Treasury Obligations Fund - Institutional Class, 1.50%	381	381
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.54%	382	382

Total short-term investments (Cost $1,156)		1,156

Total investments - 99.9% (Cost $207,918)		268,424

Other assets less liabilities - 0.1%		255

Total net assets - 100.0% (2)		$268,679

Artisan Global Equity Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $80,431, or 29.9% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$13,176	4.9%
Consumer Discretionary	29,748	11.1
Consumer Staples	12,365	4.6
Energy	6,506	2.4
Financials	48,591	18.1
Health Care	62,819	23.4
Industrials	28,618	10.7
Information Technology	49,132	18.3
Materials	16,313	6.1
Short-Term Investments	1,156	0.4

Total investments	$268,424	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$4,689	1.7%
British pound	8,980	3.3
Canadian dollar	6,237	2.3
Danish krone	5,255	2.0
Euro	62,530	23.3
Hong Kong dollar	4,592	1.7
Japanese yen	13,948	5.2
Swedish krona	2,118	0.8
Swiss franc	14,917	5.6
U.S. dollar	145,158	54.1

Total investments	$268,424	100.0%

See notes to N-PORT Part F

Artisan Global Opportunities Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.4%

Brazil - 1.8%
Notre Dame Intermedica Participacoes SA (1)	1,157	$19,750
Pagseguro Digital Ltd., Class A *	1,398	47,755

		67,505

China - 1.7%
Budweiser Brewing Co. APAC Ltd. *	4,957	16,731
Tencent Holdings Ltd.	917	44,211

		60,942

Denmark - 6.3%
Genmab A/S *(1)	490	109,032
Orsted A/S (1)	368	38,133
Vestas Wind Systems A/S (1)	862	87,126

		234,291

Germany - 1.9%
adidas AG (1)	212	69,047

Hong Kong - 4.0%
Techtronic Industries Co. Ltd.	18,047	147,180

India - 0.9%
HDFC Bank Ltd., ADR	521	32,998

Japan - 3.1%
Hoya Corp. (1)	514	49,029
Keyence Corp. (1)	189	66,755

		115,784

Netherlands - 2.3%
Adyen NV *	35	28,848
Koninklijke DSM NV	429	55,883

		84,731

Spain - 2.3%
Amadeus IT Group SA	561	45,838
Iberdrola SA	3,954	40,719

		86,557

Switzerland - 3.4%
Lonza Group AG *(1)	349	127,311

United Kingdom - 10.7%
AstraZeneca plc	1,659	167,166
Burberry Group plc	2,989	87,309
Fevertree Drinks plc	1,126	31,205
London Stock Exchange Group plc	1,098	112,756

		398,436

United States - 55.0%
Activision Blizzard, Inc.	1,337	79,457
Advanced Micro Devices, Inc. *	2,368	108,605
Agilent Technologies, Inc.	753	64,259
Alexion Pharmaceuticals, Inc. *	423	45,765
Alphabet, Inc., Class A *	48	64,643
Amazon.com, Inc. *	12	23,050
Anthem, Inc.	251	75,781
Aptiv plc	1,031	97,924
Arista Networks, Inc. *	285	57,970
Atlassian Corp. plc, Class A *	226	27,203
Bank of America Corp.	3,920	138,046
Boston Scientific Corp. *	2,157	97,539
Ceridian HCM Holding, Inc. *	915	62,106
Fidelity National Information Services, Inc.	915	127,331
Fortive Corp.	962	73,513
IHS Markit Ltd. *	2,791	210,280
Illumina, Inc. *	192	63,735
L3Harris Technologies, Inc.	609	120,593
Lowe’s Cos., Inc.	901	107,913
Microsoft Corp.	922	145,321
NextEra Energy, Inc.	191	46,310
Spotify Technology SA *	150	22,412
Veeva Systems, Inc., Class A *	531	74,644
Visa, Inc., Class A	244	45,768
Zoom Video Communications, Inc., Class A *	881	59,956

		2,040,124

Total common stocks (Cost $2,506,618)		3,464,906

SHORT-TERM INVESTMENTS - 6.5%

INVESTMENT COMPANIES - 6.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.60%	82,286	82,286
Federated Treasury Obligations Fund - Institutional Class, 1.50%	79,865	79,865
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.54%	79,866	79,866

Total short-term investments (Cost $242,017)		242,017

Total investments - 99.9% (Cost $2,748,635)		3,706,923

Other assets less liabilities - 0.1%		5,122

Total net assets - 100.0% (2)		$3,712,045

Artisan Global Opportunities Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $566,183, or 15.3% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR       American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$210,723	5.7%
Consumer Discretionary	385,243	10.4
Consumer Staples	47,936	1.3
Financials	283,800	7.7
Health Care	894,011	24.1
Industrials	638,692	17.2
Information Technology	823,456	22.2
Materials	55,883	1.5
Utilities	125,162	3.4
Short-Term Investments	242,017	6.5

Total investments	$3,706,923	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$19,750	0.5%
British pound	398,436	10.8
Danish krone	234,291	6.3
Euro	240,335	6.5
Hong Kong dollar	208,122	5.6
Japanese yen	115,784	3.1
Swiss franc	127,311	3.4
U.S. dollar	2,362,894	63.8

Total investments	$3,706,923	100.0%

See notes to N-PORT Part F

Artisan Global Value Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.3%

Belgium - 1.8%
Groupe Bruxelles Lambert SA	552	$58,164

Brazil - 2.9%
Telefonica Brasil SA, ADR	6,325	90,573

Canada - 1.5%
Imperial Oil Ltd.	1,810	47,875

China - 1.7%
Baidu, Inc., ADR*	430	54,348

France - 1.2%
Sodexo SA	319	37,856

Germany - 1.4%
HeidelbergCement AG (1)	627	45,723

India - 0.6%
Bharti Infratel Ltd.	5,685	20,112

Netherlands - 5.1%
ING Groep NV	4,059	48,658
NXP Semiconductors NV	878	111,714

		160,372

South Korea - 5.2%
Samsung Electronics Co. Ltd. (1)	3,440	165,734

Spain - 0.3%
Bankia SA	4,351	9,284

Switzerland - 12.2%
ABB Ltd. (1)	5,092	122,923
Cie Financiere Richemont SA (1)	1,303	102,304
Nestle SA (1)	420	45,473
UBS Group AG *(1)	9,205	116,169

		386,869

United Kingdom - 10.1%
BAE Systems plc	10,012	74,905
IMI plc	2,304	35,984
Lloyds Banking Group plc	115,961	96,002
Royal Bank of Scotland Group plc	12,619	40,167
Tesco plc	21,807	73,715

		320,773

United States - 50.3%
Advance Auto Parts, Inc.	270	43,221
Alphabet, Inc., Class A *	61	81,529
Alphabet, Inc., Class C *	32	43,017
American Express Co.	689	85,727
Anthem, Inc.	150	45,207
Arch Capital Group Ltd. *	1,774	76,100
Bank of New York Mellon Corp. (The)	2,310	116,286
Booking Holdings, Inc. *	35	71,961
Carnival Corp.	1,026	52,137
Citigroup, Inc.	1,457	116,431
Cognizant Technology Solutions Corp., Class A	1,577	97,805
DENTSPLY SIRONA, Inc.	1,532	86,719
Expedia Group, Inc.	911	98,527
Facebook, Inc., Class A *	567	116,446
FedEx Corp.	748	113,130
Marsh & McLennan Cos., Inc.	901	100,352
Oracle Corp.	1,668	88,395
Progressive Corp. (The)	808	58,503
United Technologies Corp.	321	48,118
Wells Fargo & Co.	1,153	62,016

		1,601,627

Total common stocks (Cost $2,356,696)		2,999,310

SHORT-TERM INVESTMENTS - 5.6%

INVESTMENT COMPANIES - 5.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.60%	60,918	60,918
Federated Treasury Obligations Fund - Institutional Class, 1.50%	59,127	59,127
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.54%	59,126	59,126

Total short-term investments (Cost $179,171)		179,171

Total investments - 99.9% (Cost $2,535,867)		3,178,481

Other assets less liabilities - 0.1%		3,121

Total net assets - 100.0%(2)		$3,181,602

Artisan Global Value Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $598,326, or 18.8% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR     American Depositary Receipt

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized (Depreciation)
USD 46,696	CNH	329,024	JPM	5/14/2020	$(424)

Net unrealized depreciation					$(424)

CNH	Chinese yuan renminbi offshore
USD	U.S. dollar
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$406,025	12.8%
Consumer Discretionary	406,006	12.8
Consumer Staples	119,188	3.7
Energy	47,875	1.5
Financials	983,859	31.0
Health Care	131,926	4.2
Industrials	395,060	12.4
Information Technology	463,648	14.6
Materials	45,723	1.4
Short-Term Investments	179,171	5.6

Total investments	$3,178,481	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$320,773	10.1%
Canadian dollar	47,875	1.5
Euro	199,685	6.3
Indian rupee	20,112	0.6
Korean won	165,734	5.2
Swiss franc	386,869	12.2
U.S. dollar	2,037,433	64.1

Total investments	$3,178,481	100.0%

See notes to N-PORT Part F

Artisan High Income Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 65.3%

Advertising - 0.4%
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (1)	$14,000	$14,805

Agriculture - 0.1%
Pinnacle Operating Corp. 9.00%, 5/15/2023 (1)(2)	13,301	4,921

Auto Manufacturers - 1.2%
Tesla, Inc. 5.30%, 8/15/2025 (1)	45,000	43,650

Auto Parts & Equipment - 0.5%
Truck Hero, Inc. 8.50%, 4/21/2024 (1)	17,250	17,767

Chemicals - 0.2%
NOVA Chemicals Corp. 5.25%, 6/1/2027 (1)(3)	8,000	8,220

Distribution/Wholesale - 0.9%
Core & Main Holdings LP 8.63% Cash, 9.38% PIK, 9/15/2024 (1)(4)	33,112	34,436

Diversified Financial Services - 4.1%
NFP Corp.
6.88%, 7/15/2025 (1)	86,258	86,474
8.00%, 7/15/2025 (1)	27,301	27,847
Springleaf Finance Corp. 7.13%, 3/15/2026	30,000	34,686
TMX Finance LLC 11.13%, 4/1/2023 (1)	9,500	8,598

		157,605

Engineering & Construction - 3.3%
Great Lakes Dredge & Dock Corp. 8.00%, 5/15/2022	30,120	31,852
New Enterprise Stone & Lime Co., Inc. 10.13%, 4/1/2022 (1)	20,530	21,736
Tutor Perini Corp. 6.88%, 5/1/2025 (1)	73,821	71,237

		124,825

Food - 1.0%
H-Food Holdings LLC 8.50%, 6/1/2026 (1)	39,408	36,846

Hand/Machine Tools - 1.2%
Werner FinCo LP 8.75%, 7/15/2025 (1)	47,719	44,498

Healthcare-Services - 2.0%
Acadia Healthcare Co., Inc. 5.13%, 7/1/2022	4,500	4,534
Eagle Holding Co. II LLC 7.63% Cash, 8.38% PIK, 5/15/2022 (1)(4)	13,228	13,436
HCA, Inc. 5.50%, 6/15/2047	10,000	11,463
Polaris Intermediate Corp. 8.50% Cash, 9.25% PIK, 12/1/2022 (1)(4)	19,000	17,694
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (1)	24,218	26,579

		73,706

Holding Companies-Diversified - 1.5%
VistaJet Malta Finance plc 10.50%, 6/1/2024 (1)(3)	60,285	57,271

Insurance - 9.9%
Acrisure LLC
7.00%, 11/15/2025 (1)	68,816	66,408
10.13%, 8/1/2026 (1)	31,446	33,883
Aon Corp. 8.21%, 1/1/2027	23,398	30,008
Ardonagh Midco 3 plc
8.63%, 7/15/2023 (1)(3)	132,883	131,887
8.63%, 7/15/2023 (1)(3)	55,290	54,737
AssuredPartners, Inc. 7.00%, 8/15/2025 (1)	25,427	25,864
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (1)	33,000	34,320

		377,107

Machinery-Diversified - 0.8%
SPX FLOW, Inc. 5.63%, 8/15/2024 (1)	29,250	30,457

Media - 8.6%
Altice Luxembourg SA 7.63%, 2/15/2025 (1)(3)	35,000	36,400
Cablevision Systems Corp. 5.88%, 9/15/2022	44,077	47,493
CCO Holdings LLC
5.50%, 5/1/2026 (1)	54,580	57,514
5.13%, 5/1/2027 (1)	51,000	53,805
CSC Holdings LLC 7.50%, 4/1/2028 (1)	15,000	16,950
Virgin Media Secured Finance plc 5.50%, 8/15/2026 (1)(3)	27,999	29,399
Walt Disney Co. (The) 6.20%, 12/15/2034	21,184	29,692
Ziggo BV 5.50%, 1/15/2027 (1)(3)	50,966	54,151

		325,404

Mining - 1.5%
Compass Minerals International, Inc. 4.88%, 7/15/2024 (1)	7,935	7,905
6.75%, 12/1/2027 (1)	47,040	49,980

		57,885

Miscellaneous Manufacturing - 8.3%
Foxtrot Escrow Issuer LLC 12.25%, 11/15/2026 (1)	20,370	21,210
FXI Holdings, Inc. 7.88%, 11/1/2024 (1)	5,661	5,435
Gates Global LLC 6.25%, 1/15/2026 (1)	30,000	30,516
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%),
5.00%, 1/21/2021 (5)(6)	24,477	23,974
6.75%, 3/15/2032	142,917	183,319
5.88%, 1/14/2038	10,000	12,099
6.88%, 1/10/2039	28,671	38,141

		314,694

Oil & Gas - 6.0%
Endeavor Energy Resources LP
5.50%, 1/30/2026 (1)	15,065	15,555
5.75%, 1/30/2028 (1)	37,700	39,632
EP Energy LLC 7.75%, 5/15/2026 (1)(7)	40,841	29,201
Laredo Petroleum, Inc.
5.63%, 1/15/2022	19,595	19,007
6.25%, 3/15/2023	43,031	40,342
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (1)	17,000	12,920
Northern Oil and Gas, Inc. 8.50% Cash, 9.50% PIK, 5/15/2023 (4)	5,167	5,348
Seven Generations Energy Ltd.
6.75%, 5/1/2023 (1)(3)	37,774	38,718
6.88%, 6/30/2023 (1)(3)	15,440	15,884
Viper Energy Partners LP 5.38%, 11/1/2027 (1)	12,415	12,912

		229,519

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

Oil & Gas Services - 0.9%
FTS International, Inc. 6.25%, 5/1/2022	54,659	35,528

Packaging & Containers - 2.4%
LABL Escrow Issuer LLC
6.75%, 7/15/2026 (1)	38,750	41,172
10.50%, 7/15/2027 (1)	40,500	41,399
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (1)	8,536	7,362

		89,933

Real Estate - 2.2%
Realogy Group LLC
4.88%, 6/1/2023 (1)	63,453	62,343
9.38%, 4/1/2027 (1)	20,000	20,869

		83,212

Real Estate Investment Trusts (REITS) - 0.4%
Uniti Group LP 7.13%, 12/15/2024 (1)	20,071	17,010

Retail - 4.7%
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (1)	56,500	56,782
Ferrellgas LP
6.50%, 5/1/2021	72,075	62,345
6.75%, 6/15/2023	3,816	3,224
Ferrellgas Partners LP
8.63%, 6/15/2020	17,680	10,807
8.63%, 6/15/2020	8,271	5,056
Michaels Stores, Inc. 8.00%, 7/15/2027 (1)	42,630	40,712

		178,926

Software - 0.8%
Ascend Learning LLC
6.88%, 8/1/2025 (1)	22,313	23,429
6.88%, 8/1/2025 (1)	7,063	7,416

		30,845

Telecommunications - 2.4%
Frontier Communications Corp. 8.50%, 4/1/2026 (1)	29,000	29,362
T-Mobile USA, Inc.
6.50%, 1/15/2026	26,750	28,682
4.50%, 2/1/2026	29,540	30,278

		88,322

Total corporate bonds (Cost $2,397,911)		2,477,392

BANK LOANS - 29.0%

Aerospace/Defense - 0.5%
Jazz Acquisition, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.19%, 6/19/2026 (6)	19,950	19,667

Agriculture - 0.3%
Pinnacle Operating Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.50%), 9.05%, 11/15/2021 (4)(6)	11,712	11,503

Biotechnology - 1.0%
Cambrex Corp., First Lien Term Loan (ICE LIBOR USD 6 Month + 5.00%), 6.70%, 11/20/2026 (6)	38,500	38,308

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

Chemicals - 1.6%
Emerald Performance Materials LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.30%, 7/30/2021 (6)	48,967	48,518
Nouryon USA LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.96%, 10/1/2025 (6)	9,672	9,664

		58,182

Commercial Services - 2.9%
Digital Room Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 6.80%, 5/21/2026 (6)	21,890	20,577
Midas Intermediate Holdco II LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.70%, 8/18/2021 (6)	72,244	70,859
MPH Acquisition Holdings LLC, First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.69%, 6/7/2023 (6)	19,500	19,197

		110,633

Diversified Financial Services - 0.4%
AG Merger Sub II, Inc., Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 6.80%, 7/31/2026 (6)	16,500	16,345

Entertainment - 0.7%
Playtika Holding Corp., First Lien Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 7.80%, 12/10/2024 (6)	24,375	24,607

Food - 1.2%
Shearer’s Foods LLC, First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.05%, 3/31/2022 (6)	45,469	45,412

Food Service - 2.8%
TKC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 5.55%, 2/1/2023 (6)	67,124	61,941
TKC Holdings, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 8.00%), 9.80%, 2/1/2024 (6)	50,174	45,157

		107,098

Healthcare-Services - 1.1%
Dental Corp. of Canada, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.30%, 6/1/2026 (3)(6)	11,050	10,884
Heartland Dental LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 5.55%, 4/30/2025 (6)	30,935	30,741

		41,625

Insurance - 3.0%
Hub International Ltd., First Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 4.69%, 4/25/2025 (6)	39,798	39,745
(ICE LIBOR USD 6 Month + 4.00%), 5.90%, 4/25/2025 (6)	7,000	7,064
USI, Inc., First Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.00%), 4.94%, 5/16/2024 (6)	58,010	57,952
(ICE LIBOR USD 3 Month + 4.00%), 5.94%, 12/2/2026 (6)	12,000	12,065

		116,826

Leisure Time - 0.3%
Topgolf International, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.50%), 7.24%, 2/9/2026 (6)	11,473	11,512

Machinery-Diversified - 0.3%
STS Operating, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.05%, 12/11/2024 (6)	9,837	9,710

Metal Fabricate/Hardware - 1.3%
Tailwind Smith Cooper Intermediate Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.80%, 5/28/2026 (6)	32,419	30,960
Werner FinCo L.P. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.80%, 7/24/2024 (6)	19,613	19,515

		50,475

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

Miscellaneous Manufacturing - 0.8%
UTEX Industries, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.80%, 5/21/2021 (6)	42,784	30,947

Packaging & Containers - 0.6%
Kloeckner Pentaplast of America, Inc., First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.18%, 6/30/2022 (6)	27,249	24,470

Pharmaceuticals - 1.0%
Endo International plc, First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.06%, 4/29/2024 (3)(6)	19,898	19,003
Lanai Holdings III, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 6.68%, 8/29/2022 (6)	21,789	20,492

		39,495

Real Estate Investment Trusts (REITS) - 1.0%
Uniti Group LP First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 6.80%, 10/24/2022 (6)	39,913	39,115

Retail - 1.4%
Ascena Retail Group, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 6.31%, 8/21/2022 (6)	14,000	9,419
Neiman Marcus Group Ltd. LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 6.00%), 7.71%, 10/25/2023 (6)	29,040	23,885
PetSmart, Inc., First Lien Term Loan B2 (ICE LIBOR USD 1 Month + 4.00%), 5.74%, 3/11/2022 (6)	20,000	19,760

		53,064

Software - 5.7%
Cerence, Inc., First Lien Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 7.69%, 10/1/2024 (6)	18,500	17,529
Renaissance Holdings Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.05%, 5/24/2025 (6)	35,266	35,026
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 8.80%, 5/25/2026 (6)	22,617	21,109
Vertafore, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.05%, 7/2/2025 (6)	65,449	64,616
Vertafore, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.25%), 9.05%, 7/2/2026 (6)	75,000	74,000

		212,280

Transportation - 1.1%
SIRVA Worldwide, Inc. First Lien Term Loan
(ICE LIBOR USD 1 Month + 5.50%), 7.30%, 8/4/2025 (6)	26,552	26,154
(ICE LIBOR USD 3 Month + 5.50%), 7.41%, 8/4/2025 (6)	7,048	6,943
(ICE LIBOR USD 3 Month + 5.50%), 7.43%, 8/4/2025 (6)	6,952	6,847
(ICE LIBOR USD 3 Month + 5.50%), 7.44%, 8/4/2025 (6)	398	392

		40,336

Total bank loans (Cost $1,123,723)		1,101,610

	Shares Held	Value
PREFERRED STOCKS - 0.1%

Apparel - 0.1%
Chinos Holdings, Inc., 5.00%, Cash, 2.00% Capitalization (1)(4)(5)	2,543	1,637

Chemicals - 0.0%(8)
Pinnacle Agriculture Holdings LLC * (2)(9)(10)	9,263	398

Total preferred stocks (Cost $7,497)		2,035

COMMON STOCK - 0.0%(8)

Retail - 0.0%(8)
Chinos Holdings, Inc., Class A*	406	469

Total common stock (Cost $–)		469

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENTS - 4.3%

INVESTMENT COMPANIES - 4.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.60%	54,803	54,803
Federated Treasury Obligations Fund - Institutional Class, 1.50%	53,192	53,192
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.54%	53,192	53,192

Total short-term investments (Cost $161,187)		161,187

Total investments - 98.7% (Cost $3,690,318)		3,742,693

Other assets less liabilities - 1.3%		49,436

Total net assets - 100.0% (11)		$3,792,129

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

*	Non-income producing security.
(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Pinnacle Operating Corp., 9.00%, 05/15/2023	3/28/2014 - 3/24/2017	$14,951	$4,921	0.1%
Pinnacle Agriculture Holdings LLC	3/10/2017	6,546	398	0.0	%#

# Amount rounds to less than 0.1%.

(3)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Altice Luxembourg SA, 7.63%, 2/15/2025	Luxembourg	U.S. dollar
Ardonagh Midco 3 plc, 8.63%, 7/15/2023	United Kingdom	U.S. dollar
Ardonagh Midco 3 plc, 8.63%, 7/15/2023	United Kingdom	U.S. dollar
Dental Corp. of Canada, Inc. Second Lien Term Loan, 9.30%, 6/1/2026	Canada	U.S. dollar
Endo International plc, First Lien Term Loan B, 6.06%, 4/29/2024	Ireland	U.S. dollar
NOVA Chemicals Corp., 5.25%, 6/1/2027	Canada	U.S. dollar
Seven Generations Energy Ltd., 6.75%, 5/1/2023	Canada	U.S. dollar
Seven Generations Energy Ltd., 6.88%, 6/30/2023	Canada	U.S. dollar
Virgin Media Secured Finance plc, 5.50%, 8/15/2026	United Kingdom	U.S. dollar
VistaJet Malta Finance plc, 10.50%, 6/1/2024	Switzerland	U.S. dollar
Ziggo BV, 5.50%, 1/15/2027	Netherlands	U.S. dollar

(4)	Payment in-kind security.
(5)	Perpetual security. The rate reflected was the rate in effect on December 31, 2019. The maturity date reflects the next call date.
(6)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2019.
(7)	Defaulted securities.
(8)	Amount rounds to less than 0.1%.
(9)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $398, or less than 0.1% of total net assets. See notes (A) and (B) in the accompanying notes.

(10)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(11)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Artisan High Income Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	U.S. dollar

UNFUNDED LOAN COMMITMENTS

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $692 or less than 0.1% of the total net assets as of December 31, 2019, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized Appreciation
Heartland Dental LLC First Lien Delayed Draw Term Loan	$692	$693	$1

	$692	$693	$1

FUTURES CONTRACTS

Dollar values in thousands

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation
Short Positions Contracts
U.S. Treasury 10 Year Note	(1,560)	3/20/2020	USD	$156,000	$(200,338)	$1,693
U.S. Treasury Long Bond	(300)	3/20/2020	USD	30,000	(46,772)	979

						$2,672

USD     U.S. Dollar

See notes to N-PORT Part F

Artisan International Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITY - 96.8%

Brazil - 4.2%
Petroleo Brasileiro SA, ADR *	13,060	$208,171
Petroleo Brasileiro SA (Preference) (1)	33,258	248,912

		457,083

Canada - 1.3%
Dollarama, Inc.	1,134	38,987
TMX Group Ltd.	1,222	105,791

		144,778

China - 1.1%
Alibaba Group Holding Ltd., ADR *	568	120,425

Denmark - 2.9%
DSV Panalpina A/S (1)	107	12,397
Genmab A/S *(1)	1,051	234,036
Novo Nordisk A/S, Class B (1)	1,244	72,158

		318,591

France - 14.7%
Air Liquide SA	3,118	441,359
Airbus SE	2,859	418,384
Amundi SA	1,121	87,913
BNP Paribas SA	3,561	211,021
Eiffage SA	1,174	134,370
Safran SA	588	90,770
Schneider Electric SE	656	67,330
Vinci SA	1,389	154,229

		1,605,376

Germany - 15.8%
Allianz SE (1)	1,197	293,593
Deutsche Boerse AG (1)	4,232	665,501
Deutsche Post AG (1)	8,202	313,132
SAP SE (1)	876	118,122
Symrise AG (1)	1,059	111,385
Wirecard AG (1)	1,887	227,935

		1,729,668

Hong Kong - 3.8%
AIA Group Ltd.	39,007	409,475

India - 2.1%
Housing Development Finance Corp. Ltd.	6,678	225,699

Ireland - 3.9%
Amarin Corp. plc, ADR *	6,717	144,010
Ryanair Holdings plc, Equity- Linked Security *(1)(2)(3)	17,235	282,830

		426,840

Israel - 0.8%
Nice Ltd., ADR *	555	86,065

Italy - 4.1%
Assicurazioni Generali SpA (1)	8,731	180,234
Intesa Sanpaolo SpA (1)	72,286	190,555
UniCredit SpA (1)	5,238	76,585

		447,374

Japan - 4.4%
Daikin Industries Ltd. (1)	180	25,273
Nippon Shinyaku Co. Ltd. (1)	2,426	210,977
Recruit Holdings Co. Ltd. (1)	1,622	61,051
Taiyo Nippon Sanso Corp. (1)	8,088	179,180

		476,481

Macau - 0.7%
Wynn Macau Ltd.	31,405	77,380

Netherlands - 4.3%
Adyen NV *	104	85,127
ING Groep NV	21,620	259,195
Koninklijke DSM NV	969	126,183

		470,505

Sweden - 0.5%
Hennes & Mauritz AB, Class B (1)	2,901	58,962

Switzerland - 7.5%
Idorsia Ltd. *(1)	1,879	58,158
Lonza Group AG *(1)	453	165,146
Nestle SA (1)	3,719	402,875
UBS Group AG *(1)	15,461	195,136

		821,315

United Kingdom - 11.3%
AVEVA Group plc	2,163	133,394
Diageo plc	3,317	140,629
GlaxoSmithKline plc	6,209	146,315
Linde plc (1)	3,250	697,778
RELX plc	4,650	117,379

		1,235,495

United States - 13.4%
Alphabet, Inc., Class A *	93	124,160
Alphabet, Inc., Class C *	91	121,857
Amazon.com, Inc. *	129	237,762
Aon plc	1,666	346,970
Intercontinental Exchange, Inc.	1,316	121,776
Medtronic plc	2,560	290,488
Willis Towers Watson plc	1,123	226,790

		1,469,803

Total common stocks and equity-linked security (Cost $7,419,170)		10,581,315

Artisan International Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENTS - 3.0%

INVESTMENT COMPANIES - 3.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.60%	111,425	111,425
Federated Treasury Obligations Fund - Institutional Class, 1.50%	108,148	108,148
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.54%	108,148	108,148

Total short-term investments (Cost $327,721)		327,721

Total investments - 99.8% (Cost $7,746,891)		10,909,036

Other assets less liabilities - 0.2%		23,860

Total net assets - 100.0% (4)		$10,932,896

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $5,081,911, or 46.5% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 10/24/2019	$227,544	$282,830	2.6%

(3)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$246,017	2.2%
Consumer Discretionary	533,516	4.9
Consumer Staples	543,504	5.0
Energy	457,083	4.2
Financials	3,596,234	33.0
Health Care	1,321,288	12.1
Industrials	1,677,145	15.4
Information Technology	650,643	6.0
Materials	1,555,885	14.2
Short-Term Investments	327,721	3.0

Total investments	$10,909,036	100.0%

Artisan International Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$248,912	2.3%
British pound	537,717	4.9
Canadian dollar	144,778	1.3
Danish krone	318,591	2.9
Euro	4,950,701	45.4
Hong Kong dollar	486,855	4.5
Indian rupee	225,699	2.1
Japanese yen	476,481	4.4
Swedish krona	58,962	0.5
Swiss franc	821,315	7.5
U.S. dollar	2,639,025	24.2

Total investments	$10,909,036	100.0%

See notes to N-PORT Part F

Artisan International Small-Mid Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.9%

Australia - 0.8%
Treasury Wine Estates Ltd.	1,144	$13,039

Belgium - 0.4%
Biocartis NV *	889	5,702
Galapagos NV *	7	1,496

		7,198

Brazil - 3.2%
BK Brasil Operacao e Assessoria a Restaurantes SA *(1)	1,938	8,608
Linx SA (1)	343	3,036
Notre Dame Intermedica Participacoes SA (1)	837	14,290
Petrobras Distribuidora SA *(1)	1,751	13,035
Rumo SA *(1)	2,353	15,463

		54,432

Canada - 3.7%
Altus Group Ltd.	561	16,388
BlackBerry Ltd. *	1,412	9,079
CAE, Inc.	732	19,378
Descartes Systems Group, Inc. (The) *	224	9,591
Kinaxis, Inc. *	103	7,956

		62,392

Denmark - 4.7%
ALK-Abello A/S *(1)	21	5,247
Ambu A/S, Class B (1)	714	11,972
Carlsberg A/S, Class B (1)	118	17,529
DSV Panalpina A/S (1)	121	13,996
Genmab A/S *(1)	59	13,139
SimCorp A/S (1)	99	11,210
Vestas Wind Systems A/S (1)	59	5,935

		79,028

Finland - 2.0%
Metso OYJ (1)	611	24,112
Vaisala OYJ, Class A (1)	278	9,897

		34,009

France - 0.5%
DBV Technologies SA, ADR *	262	2,807
Lectra	173	4,342
Valneva SE *	474	1,366

		8,515

Germany - 7.5%
AIXTRON SE *(1)	1,177	11,271
Basler AG (1)	99	6,058
Carl Zeiss Meditec AG (1)	135	17,257
Gerresheimer AG (1)	90	6,972
Hypoport AG *(1)	31	10,828
Jenoptik AG (1)	343	9,796
MorphoSys AG *(1)	255	36,298
New Work SE (1)	34	11,189
Symrise AG (1)	159	16,727

		126,396

Iceland - 1.1%
Ossur HF (1)	2,304	18,085

Ireland - 0.2%
Amarin Corp. plc, ADR *	119	2,562

Israel - 5.9%
Kornit Digital Ltd. *	369	12,642
Nice Ltd., ADR *	321	49,880
Radware Ltd. *	750	19,334
Tel Aviv Stock Exchange Ltd. *	2,591	8,780
Teva Pharmaceutical Industries Ltd., ADR *	864	8,472

		99,108

Italy - 1.4%
Davide Campari-Milano SpA (1)	2,127	19,424
Salvatore Ferragamo SpA (1)	188	3,962

		23,386

Japan - 19.8%
Ariake Japan Co. Ltd. (1)	123	9,164
Azbil Corp. (1)	878	24,712
BASE, Inc. *(1)	307	4,956
eSOL Co. Ltd. (1)	267	5,047
Fuji Soft, Inc. (1)	409	15,851
Fujitec Co. Ltd. (1)	958	15,539
Harmonic Drive Systems, Inc. (1)	188	9,092
Hennge KK *(1)	118	2,085
JCR Pharmaceuticals Co. Ltd. (1)	105	8,493
Jeol Ltd. (1)	732	22,139
Kobe Bussan Co. Ltd. (1)	535	18,391
MonotaRO Co. Ltd. (1)	122	3,273
Morinaga & Co. Ltd. (1)	433	20,874
Nippon Shinyaku Co. Ltd. (1)	162	14,062
OBIC Business Consultants Co. Ltd. (1)	391	18,388
Obic Co. Ltd. (1)	204	27,611
Rakus Co. Ltd. (1)	460	8,471
Rohm Co. Ltd. (1)	225	18,127
Rohto Pharmaceutical Co. Ltd. (1)	300	9,069
Sagami Rubber Industries Co. Ltd. (1)	312	5,527
SCSK Corp. (1)	247	12,896
SG Holdings Co. Ltd. (1)	1,250	28,206
Temairazu, Inc. (1)	77	4,667
Yamaha Corp. (1)	334	18,422
Yokogawa Electric Corp. (1)	546	9,667

		334,729

Artisan International Small-Mid Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

Netherlands - 3.5%
Argenx SE *	122	19,633
IMCD NV	195	17,023
Koninklijke DSM NV	177	23,066

		59,722

Spain - 1.8%
Almirall SA	1,395	22,915
Grupo Catalana Occidente SA	198	6,912

		29,827

Sweden - 3.6%
Aprea Therapeutics, Inc. *	133	6,122
Beijer Ref AB (1)	295	8,663
Cellavision AB (1)	245	8,368
Elekta AB, Class B (1)	970	12,778
Fortnox AB (1)	272	4,891
MIPS AB (1)	425	8,993
Thule Group AB (1)	465	10,739

		60,554

Switzerland - 6.4%
Baloise Holding AG (1)	107	19,312
Belimo Holding AG (1)	3	25,085
Burckhardt Compression Holding AG (1)	33	9,146
Lonza Group AG *(1)	46	16,813
Tecan Group AG (1)	123	34,696
Ypsomed Holding AG *(1)	28	3,855

		108,907

United Kingdom - 16.1%
Abcam plc	509	9,123
ASOS plc *	134	5,965
Aston Martin Lagonda Global Holdings plc *	491	3,381
Auto Trader Group plc	1,434	11,292
AVEVA Group plc	322	19,845
B&M European Value Retail SA	3,196	17,339
boohoo Group plc *	4,494	17,734
Britvic plc	1,519	18,200
Codemasters Group Holdings plc *	3,611	13,416
ConvaTec Group plc	6,305	16,575
Electrocomponents plc	2,072	18,596
Future plc	339	6,503
HomeServe plc	728	12,184
Howden Joinery Group plc	2,144	19,103
JD Sports Fashion plc	1,216	13,483
Moneysupermarket.com Group plc	1,790	7,840
Orchard Therapeutics plc, ADR *	128	1,757
Oxford Biomedica plc *	317	2,704
Rotork plc	1,921	8,525
Spirax-Sarco Engineering plc	83	9,774
SSP Group plc	1,944	16,737
St James’s Place plc	643	9,920
YouGov plc	1,508	12,843

		272,839

United States - 11.3%
ACADIA Pharmaceuticals, Inc. *	359	15,346
Applied Therapeutics, Inc. *	136	3,709
Cognex Corp.	149	8,323
Cree, Inc. *	548	25,307
Flexion Therapeutics, Inc. *	618	12,800
Gardner Denver Holdings, Inc. *	532	19,500
Heron Therapeutics, Inc. *	771	18,112
Hookipa Pharma, Inc. *	101	1,233
Intersect ENT, Inc. *	597	14,868
IPG Photonics Corp. *	23	3,375
LivaNova plc *	111	8,358
Model N, Inc. *	397	13,929
NanoString Technologies, Inc. *	250	6,946
Odonate Therapeutics, Inc. *	57	1,851
Quotient Ltd. *	918	8,727
SolarEdge Technologies, Inc. *	207	19,654
Vericel Corp. *	392	6,825
ViewRay, Inc. *	604	2,547

		191,410

Total common stocks (Cost $1,327,228)		1,586,138

SHORT-TERM INVESTMENTS - 6.7%

INVESTMENT COMPANIES - 6.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.60%	38,527	38,527
Federated Treasury Obligations Fund - Institutional Class, 1.50%	37,393	37,393
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.54%	37,393	37,393

Total short-term investments (Cost $113,313)		113,313

Total investments - 100.6% (Cost $1,440,541)		1,699,451

Other assets less liabilities - (0.6)%		(10,215)

Total net assets - 100.0% (2)		$1,689,236

Artisan International Small-Mid Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $833,404, or 49.3% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$55,243	3.2%
Consumer Discretionary	150,905	8.9
Consumer Staples	131,217	7.7
Financials	55,752	3.3
Health Care	447,020	26.3
Industrials	276,639	16.3
Information Technology	413,181	24.3
Materials	39,793	2.3
Real Estate	16,388	1.0
Short-Term Investments	113,313	6.7

Total investments	$1,699,451	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$13,039	0.8%
Brazilian real	54,432	3.2
British pound	271,082	16.0
Canadian dollar	62,392	3.7
Danish krone	97,113	5.7
Euro	286,246	16.8
Israel new shekel	8,780	0.5
Japanese yen	334,729	19.7
Swedish krona	54,432	3.2
Swiss franc	108,907	6.4
U.S. dollar	408,299	24.0

Total investments	$1,699,451	100.0%

See notes to N-PORT Part F

Artisan International Value Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 87.0%

Belgium - 2.3%
Groupe Bruxelles Lambert SA	3,356	$353,718

Brazil - 2.8%
Telefonica Brasil SA, ADR	29,441	421,600

Canada - 1.9%
Imperial Oil Ltd.	11,276	298,286

China - 2.5%
Baidu, Inc., ADR *	2,992	378,202

Denmark - 2.7%
DSV Panalpina A/S (1)	3,515	406,863

France - 3.6%
Sodexo SA	2,845	337,102
Vivendi SA	7,609	220,372

		557,474

Germany - 3.4%
Fresenius Medical Care AG & Co. KGaA (1)	5,420	402,018
Hella GmbH & Co. KGaA (1)	2,144	118,676

		520,694

India - 3.2%
Bharti Infratel Ltd.	50,426	178,382
HCL Technologies Ltd.	39,881	317,411

		495,793

Ireland - 2.2%
CRH plc	8,356	334,317

Japan - 0.9%
Seven & i Holdings Co. Ltd. (1)	3,684	134,804

Netherlands - 5.4%
ING Groep NV	40,749	488,533
NXP Semiconductors NV	2,684	341,590

		830,123

South Korea - 10.7%
Hyundai Motor Co. (1)	1,301	135,325
Hyundai Motor Co. (Preference) (1)	257	17,648
NAVER Corp. *(1)	2,610	420,461
Samsung Electronics Co. Ltd. (1)	20,243	975,412
Samsung Electronics Co. Ltd. (Preference) (1)	2,295	89,548

		1,638,394

Spain - 1.1%
Bankia SA	79,311	169,253

Switzerland - 19.3%
ABB Ltd. (1)	29,426	710,373
Cie Financiere Richemont SA (1)	5,302	416,210
LafargeHolcim Ltd. *(1)	7,247	401,835
Nestle SA (1)	3,168	343,182
Novartis AG (1)	4,133	391,550
Pargesa Holding SA (1)	1,306	108,507
UBS Group AG *(1)	46,517	587,090

		2,958,747

United Kingdom - 17.2%
Compass Group plc	25,253	632,212
IMI plc	10,626	165,952
John Wood Group plc	14,443	76,239
Lloyds Banking Group plc	409,233	338,793
Reckitt Benckiser Group plc	2,170	176,171
RELX plc	18,161	458,391
RELX plc	4,049	102,018
Royal Bank of Scotland Group plc	66,442	211,487
Tesco plc	142,340	481,163

		2,642,426

United States - 7.8%
Arch Capital Group Ltd. *	17,659	757,414
TE Connectivity Ltd.	2,182	209,105
Willis Towers Watson plc	1,162	234,714

		1,201,233

Total common stocks (Cost $10,125,940)		13,341,927

SHORT-TERM INVESTMENTS - 12.4%

INVESTMENT COMPANIES - 12.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.60%	648,065	648,065
Federated Treasury Obligations Fund - Institutional Class, 1.50%	629,004	629,004
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.54%	629,004	629,004

Total short-term investments (Cost $1,906,073)		1,906,073

Total investments - 99.4% (Cost $12,032,013)		15,248,000

Other assets less liabilities - 0.6%		85,610

Total net assets - 100.0% (2)		$15,333,610

Artisan International Value Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $5,659,502, or 36.9% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	75,755	JPY	8,179,835	JPM	1/23/2020	$387

Total unrealized appreciation						387

USD	39,826	JPY	4,333,423	JPM	1/23/2020	(102)
USD	316,183	CNH	2,227,860	JPM	5/14/2020	(2,873)

Total unrealized depreciation						(2,975)

Net unrealized depreciation						$(2,588)

CNH      Chinese yuan renminbi offshore

JPY        Japanese yen

USD      U.S. dollar

JPM       JPMorgan Chase Bank, N.A.

Artisan International Value Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,619,017	10.6%
Consumer Discretionary	1,657,173	10.9
Consumer Staples	1,135,320	7.4
Energy	374,525	2.5
Financials	3,249,509	21.3
Health Care	793,568	5.2
Industrials	1,843,597	12.1
Information Technology	1,933,066	12.7
Materials	736,152	4.8
Short-Term Investments	1,906,073	12.5

Total investments	$15,248,000	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$2,540,408	16.7%
Canadian dollar	298,286	2.0
Danish krone	406,863	2.7
Euro	2,526,007	16.6
Indian rupee	495,793	3.2
Japanese yen	134,804	0.9
Korean won	1,638,394	10.7
Swiss franc	2,958,747	19.4
U.S. dollar	4,248,698	27.8

Total investments	$15,248,000	100.0%

See notes to N-PORT Part F

Artisan Mid Cap Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.9%

Aerospace & Defense - 3.0%
L3Harris Technologies, Inc.	781	$154,575

Auto Components - 1.6%
Aptiv plc	871	82,681

Banks - 1.0%
First Republic Bank	423	49,657

Biotechnology - 9.3%
Alexion Pharmaceuticals, Inc. *	465	50,341
Argenx SE, ADR *(1)	411	65,952
Ascendis Pharma A/S, ADR *(1)	703	97,844
Exact Sciences Corp. *	1,015	93,857
Genmab A/S *(1)(2)	545	121,339
Sage Therapeutics, Inc. *	214	15,416
Sarepta Therapeutics, Inc. *	243	31,340

		476,089

Building Products - 1.0%
Masco Corp.	1,125	53,981

Capital Markets - 1.2%
MSCI, Inc.	156	40,401
Tradeweb Markets, Inc., Class A	440	20,373

		60,774

Commercial Services & Supplies - 1.0%
Cintas Corp.	192	51,734

Communications Equipment - 3.7%
Arista Networks, Inc. *	357	72,691
Motorola Solutions, Inc.	732	117,874

		190,565

Electronic Equipment, Instruments & Components - 2.7%
Cognex Corp.	1,245	69,780
Trimble, Inc. *	1,658	69,124

		138,904

Entertainment - 3.8%
Spotify Technology SA *	259	38,728
Take-Two Interactive Software, Inc. *	418	51,217
Zynga, Inc., Class A *	17,600	107,709

		197,654

Food Products - 0.2%
Beyond Meat, Inc. *	140	10,551

Health Care Equipment & Supplies - 7.9%
Boston Scientific Corp. *	3,513	158,879
DexCom, Inc. *	563	123,259
Edwards Lifesciences Corp. *	231	53,961
West Pharmaceutical Services, Inc.	486	73,003

		409,102

Health Care Providers & Services - 1.9%
Centene Corp. *	799	50,224
WellCare Health Plans, Inc. *	139	46,057

		96,281

Health Care Technology - 3.0%
Veeva Systems, Inc., Class A *	1,101	154,797

Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc. *	53	43,981

Industrial Conglomerates - 2.2%
Roper Technologies, Inc.	319	112,913

Insurance - 0.6%
Progressive Corp. (The)	432	31,242

Internet & Direct Marketing Retail - 1.2%
Trip.com Group Ltd., ADR *(1)	1,024	34,353
Wayfair, Inc., Class A *	301	27,178

		61,531

IT Services - 12.3%
Adyen NV *(1)	54	44,222
Broadridge Financial Solutions, Inc.	446	55,058
Fidelity National Information Services, Inc.	1,238	172,132
Global Payments, Inc.	1,638	299,062
Pagseguro Digital Ltd., Class A *(1)	1,838	62,775

		633,249

Leisure Products - 1.3%
Hasbro, Inc.	611	64,565

Life Sciences Tools & Services - 3.3%
Agilent Technologies, Inc.	746	63,630
Lonza Group AG *(1)(2)	287	104,586

		168,216

Machinery - 2.9%
Fortive Corp.	1,187	90,708
Gardner Denver Holdings, Inc. *	1,670	61,255

		151,963

Media - 1.5%
New York Times Co. (The), Class A	2,387	76,787

Multiline Retail - 1.0%
Ollie’s Bargain Outlet Holdings, Inc. *	758	49,532

Multi-Utilities - 0.5%
CMS Energy Corp.	406	25,484

Pharmaceuticals - 0.9%
Catalent, Inc. *	791	44,518

Professional Services - 5.6%
IHS Markit Ltd. *	2,343	176,577
TransUnion	1,052	90,060
Verisk Analytics, Inc.	138	20,637

		287,274

Artisan Mid Cap Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices, Inc. *	3,293	151,000
Cree, Inc. *	1,047	48,311
First Solar, Inc. *	1,001	56,043
Skyworks Solutions, Inc.	557	67,358

		322,712

Software - 13.0%
Atlassian Corp. plc, Class A *	1,546	186,062
Ceridian HCM Holding, Inc. *	1,215	82,471
Guidewire Software, Inc. *	1,393	152,923
HubSpot, Inc. *	527	83,533
Trade Desk, Inc. (The), Class A *	128	33,337
Zoom Video Communications, Inc., Class A *	1,156	78,632
Zscaler, Inc. *	1,071	49,824

		666,782

Specialty Retail - 1.5%
Burlington Stores, Inc. *	336	76,556

Textiles, Apparel & Luxury Goods - 1.7%
Canada Goose Holdings, Inc. *(1)	1,057	38,297
Lululemon Athletica, Inc. *	223	51,733

		90,030

Total common stocks (Cost $3,260,617)		5,034,680

SHORT-TERM INVESTMENTS - 2.0%

INVESTMENT COMPANIES - 2.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.60%	35,121	35,121
Federated Treasury Obligations Fund - Institutional Class, 1.50%	34,088	34,088
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.54%	34,088	34,088

Total short-term investments (Cost $103,297)		103,297

Total investments - 99.9% (Cost $3,363,914)		5,137,977

Other assets less liabilities - 0.1%		5,857

Total net assets - 100.0% (3)		$5,143,834

Artisan Mid Cap Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Adyen NV	Netherlands	Euro
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
Canada Goose Holdings, Inc.	Canada	U.S. dollar
Genmab A/S	Denmark	Danish krone
Lonza Group AG	Switzerland	Swiss franc
Pagseguro Digital Ltd.	Brazil	U.S. dollar
Trip.com Group Ltd.	China	U.S. dollar

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $225,925, or 4.4% of total net assets. See notes (A) and (B) in the accompanying notes.

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$274,441	5.3%
Consumer Discretionary	468,876	9.1
Consumer Staples	10,551	0.2
Financials	141,673	2.8
Health Care	1,349,003	26.3
Industrials	812,440	15.8
Information Technology	1,952,212	38.0
Utilities	25,484	0.5
Short-Term Investments	103,297	2.0

Total investments	$5,137,977	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Danish krone	$121,339	2.4%
Euro	44,222	0.9
Swiss franc	104,586	2.0
U.S. dollar	4,867,830	94.7

Total investments	$5,137,977	100.0%

See notes to N-PORT Part F

Artisan Mid Cap Value Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 98.2%

Auto Components - 4.1%
Delphi Technologies plc *	1,981	$25,414
Gentex Corp.	2,221	64,357

		89,771

Automobiles - 3.6%
Thor Industries, Inc.	1,081	80,305

Banks - 10.6%
BOK Financial Corp.	490	42,813
Fifth Third Bancorp	1,636	50,294
M&T Bank Corp.	368	62,438
Pinnacle Financial Partners, Inc.	598	38,249
Truist Financial Corp.	699	39,386

		233,180

Capital Markets - 3.3%
E*TRADE Financial Corp.	1,034	46,897
Intercontinental Exchange, Inc.	281	25,988

		72,885

Chemicals - 7.9%
Axalta Coating Systems Ltd. *	1,629	49,516
Celanese Corp.	712	87,645
Nutrien Ltd. (1)	768	36,811

		173,972

Construction & Engineering - 1.1%
Jacobs Engineering Group, Inc.	275	24,703

Consumer Finance - 2.5%
Synchrony Financial	1,528	55,035

Diversified Consumer Services - 2.0%
H&R Block, Inc.	1,860	43,682

Diversified Telecommunication Services - 3.0%
GCI Liberty, Inc., Class A *	926	65,594

Electronic Equipment, Instruments & Components - 2.1%
Arrow Electronics, Inc. *	545	46,182

Entertainment - 1.3%
Lions Gate Entertainment Corp., Class A *	1,332	14,197
Lions Gate Entertainment Corp., Class B *	1,456	14,453

		28,650

Equity Real Estate Investment Trusts (REITs) - 5.4%
Equity Commonwealth	1,356	44,524
Lamar Advertising Co., Class A	305	27,204
STORE Capital Corp.	638	23,752
Weyerhaeuser Co.	758	22,884

		118,364

Food & Staples Retailing - 3.0%
Kroger Co. (The)	2,325	67,397

Health Care Equipment & Supplies - 2.2%
DENTSPLY SIRONA, Inc.	855	48,362

Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	481	40,930

Insurance - 12.5%
Aon plc	270	56,242
Arch Capital Group Ltd. *	1,641	70,381
Globe Life, Inc.	698	73,412
Loews Corp.	663	34,796
Progressive Corp. (The)	563	40,768

		275,599

Interactive Media & Services - 2.2%
IAC/InterActiveCorp *	198	49,258

Internet & Direct Marketing Retail - 2.3%
Expedia Group, Inc.	476	51,469

Marine - 2.7%
Kirby Corp. *	669	59,855

Media - 6.1%
News Corp., Class A	2,861	40,450
Omnicom Group, Inc.	661	53,519
ViacomCBS, Inc.	963	40,412

		134,381

Oil, Gas & Consumable Fuels - 1.7%
Devon Energy Corp.	770	19,993
Marathon Petroleum Corp.	303	18,272

		38,265

Road & Rail - 4.8%
AMERCO	155	58,239
Ryder System, Inc.	876	47,561

		105,800

Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	604	71,734

Specialty Retail - 3.3%
AutoNation, Inc. *	1,482	72,083

Technology Hardware, Storage & Peripherals - 1.8%
NetApp, Inc.	628	39,071

Trading Companies & Distributors - 3.6%
Air Lease Corp.	1,688	80,219

Total common stocks (Cost $1,412,501)		2,166,746

SHORT-TERM INVESTMENTS - 2.8%

INVESTMENT COMPANIES - 2.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.60%	21,363	21,363
Federated Treasury Obligations Fund - Institutional Class, 1.50%	20,734	20,734
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.54%	20,735	20,735

Total short-term investments (Cost $62,832)		62,832

Total investments - 101.0% (Cost $1,475,333)		2,229,578

Other assets less liabilities - (1.0%)		(21,596)

Total net assets - 100.0% (2)		$2,207,982

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Nutrien Ltd.	Canada	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$277,883	12.5%
Consumer Discretionary	337,310	15.1
Consumer Staples	67,397	3.0
Energy	38,265	1.7
Financials	636,699	28.6
Health Care	89,292	4.0
Industrials	270,577	12.1
Information Technology	156,987	7.1
Materials	173,972	7.8
Real Estate	118,364	5.3
Short-Term Investments	62,832	2.8

Total investments	$2,229,578	100.0%

See notes to N-PORT F

Artisan Small Cap Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 97.5%

Aerospace & Defense - 7.7%
BWX Technologies, Inc.	610	$37,842
Cubic Corp.	424	26,963
Teledyne Technologies, Inc. *	260	90,216

		155,021

Banks - 1.6%
Webster Financial Corp.	605	32,306

Biotechnology - 11.4%
Acceleron Pharma, Inc. *	433	22,956
Argenx SE, ADR *(1)	241	38,717
Ascendis Pharma A/S, ADR *(1)	306	42,547
Halozyme Therapeutics, Inc. *	2,014	35,713
Iovance Biotherapeutics, Inc. *	900	24,923
Orchard Therapeutics plc, ADR *(1)	1,372	18,871
Radius Health, Inc. *	653	13,170
Sage Therapeutics, Inc. *	65	4,669
Veracyte, Inc. *	1,005	28,058

		229,624

Capital Markets - 1.7%
Morningstar, Inc.	108	16,407
Virtu Financial, Inc., Class A	1,053	16,831

		33,238

Chemicals - 1.4%
Ingevity Corp. *	326	28,494

Diversified Consumer Services - 4.9%
Bright Horizons Family Solutions, Inc. *	234	35,093
Chegg, Inc. *	1,657	62,799

		97,892

Electronic Equipment, Instruments & Components - 3.5%
Cognex Corp.	283	15,885
Coherent, Inc. *	71	11,749
Novanta, Inc. *	482	42,616

		70,250

Entertainment - 4.6%
Glu Mobile, Inc. *	1,816	10,989
World Wrestling Entertainment, Inc., Class A	408	26,435
Zynga, Inc., Class A *	8,858	54,213

		91,637

Health Care Equipment & Supplies - 7.1%
DexCom, Inc. *	351	76,722
Glaukos Corp. *	659	35,904
Mesa Laboratories, Inc.	49	12,221
Tactile Systems Technology, Inc. *	246	16,630

		141,477

Health Care Providers & Services - 1.3%
HealthEquity, Inc. *	362	26,833

Health Care Technology - 2.2%
Tabula Rasa HealthCare, Inc. *	567	27,624
Teladoc Health, Inc. *	188	15,717

		43,341

IT Services - 0.7%
LiveRamp Holdings, Inc. *	306	14,692

Life Sciences Tools & Services - 2.3%
NeoGenomics, Inc. *	1,604	46,904

Machinery - 6.9%
Donaldson Co., Inc.	509	29,313
Gardner Denver Holdings, Inc. *	1,492	54,726
John Bean Technologies Corp.	482	54,260

		138,299

Media - 1.3%
New York Times Co. (The), Class A	837	26,938

Multiline Retail - 1.7%
Ollie’s Bargain Outlet Holdings, Inc. *	518	33,818

Professional Services - 1.4%
Clarivate Analytics plc *(1)	1,655	27,804

Semiconductors & Semiconductor Equipment - 5.8%
Ambarella, Inc. *	274	16,612
Cree, Inc. *	696	32,134
First Solar, Inc. *	482	26,952
Monolithic Power Systems, Inc.	230	40,903

		116,601

Software - 27.8%
ACI Worldwide, Inc. *	1,330	50,393
Altair Engineering, Inc., Class A *	339	12,166
Alteryx, Inc., Class A *	145	14,466
Avalara, Inc. *	337	24,690
Blackline, Inc. *	1,011	52,152
Coupa Software, Inc. *	305	44,559
Guidewire Software, Inc. *	588	64,499
HubSpot, Inc. *	312	49,395
LivePerson, Inc. *	1,518	56,162
PROS Holdings, Inc. *	260	15,597
Q2 Holdings, Inc. *	1,020	82,686
RealPage, Inc. *	371	19,960
Tyler Technologies, Inc. *	173	51,938
Zscaler, Inc. *	432	20,095

		558,758

Specialty Retail - 1.2%
Floor & Decor Holdings, Inc., Class A *	465	23,604

Textiles, Apparel & Luxury Goods - 1.0%
Canada Goose Holdings, Inc. *(1)	549	19,893

Total common stocks (Cost $1,261,301)		1,957,424

Artisan Small Cap Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENTS - 2.5%

INVESTMENT COMPANIES - 2.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.60%	17,159	17,159
Federated Treasury Obligations Fund - Institutional Class, 1.50%	16,654	16,654
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.54%	16,654	16,654

Total short-term investments (Cost $50,467)		50,467

Total investments - 100.0% (Cost $1,311,768)		2,007,891

Other assets less liabilities - 0.0% (2)		69

Total net assets - 100.0% (3)		$2,007,960

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
Canada Goose Holdings, Inc.	Canada	U.S. dollar
Clarivate Analytics plc	United Kingdom	U.S. dollar
Orchard Therapeutics plc	United Kingdom	U.S. dollar

(2)	Amount rounds to less than 0.1%.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR     American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$118,575	5.9%
Consumer Discretionary	175,207	8.7
Financials	65,544	3.3
Health Care	488,179	24.3
Industrials	321,124	16.0
Information Technology	760,301	37.9
Materials	28,494	1.4
Short-Term Investments	50,467	2.5

Total investments	$2,007,891	100.0%

See notes to N-PORT Part F

Artisan Sustainable Emerging Markets Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 96.7%

Argentina - 2.1%
Despegar.com Corp. *	23	$316
MercadoLibre, Inc. *	2	864

		1,180

Brazil - 9.3%
Arco Platform Ltd., Class A *	10	444
Cia Energetica de Minas Gerais (Preference) *(1)	166	568
CVC Brasil Operadora e Agencia de Viagens SA *(1)	44	476
Grupo SBF SA *(1)	61	539
Itau Unibanco Holding SA (Preference) (1)	114	1,041
Linx SA (1)	81	721
Petroleo Brasileiro SA *(1)	103	816
Vale SA *(1)	53	699

		5,304

Chile - 0.6%
Empresa Nacional de Telecomunicaciones SA *(1)	50	353

China - 23.4%
Alibaba Group Holding Ltd., ADR *	19	4,078
Alibaba Group Holding Ltd. *	13	332
Baidu, Inc., ADR *	5	655
Baozun, Inc., ADR *	8	275
China Life Insurance Co. Ltd., Class H	279	775
China Petroleum & Chemical Corp., Class H	1,159	698
China Traditional Chinese Medicine Holdings Co. Ltd.	1,524	735
Estun Automation Co. Ltd., Class A	87	140
Haier Smart Home Co. Ltd., Class A	161	450
iQIYI, Inc., ADR *	20	412
Noah Holdings Ltd., ADR *	21	750
Prosus NV *	19	1,453
Sinopharm Group Co. Ltd., Class H	208	760
Tencent Music Entertainment Group, ADR *	21	250
Trip.com Group Ltd., ADR *	21	707
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	17	284
Zhuzhou CRRC Times Electric Co. Ltd., Class H	178	643

		13,397

Colombia - 1.2%
Banco Davivienda SA (Preference) (1)	49	684

Georgia - 0.5%
Georgia Capital plc *	12	147
Georgia Healthcare Group plc	80	130

		277

Greece - 2.0%
Alpha Bank AE *	202	437
JUMBO SA	33	688

		1,125

Hong Kong - 3.9%
AIA Group Ltd.	96	1,006
China High Precision Automation
Group Ltd. *(1)(2)	9,066	—
Sino Biopharmaceutical Ltd.	866	1,211

		2,217

India - 10.7%
Havells India Ltd.	58	523
ICICI Bank Ltd.	195	1,471
Kajaria Ceramics Ltd.	104	765
Metropolis Healthcare Ltd. *	25	515
Phoenix Mills Ltd. (The)	69	799
Reliance Industries Ltd.	78	1,655
Westlife Development Ltd. *	84	404

		6,132

Indonesia - 4.0%
Astra International Tbk. PT (1)	1,074	534
Bank Rakyat Indonesia Persero Tbk. PT (1)	2,434	768
Indofood CBP Sukses Makmur Tbk. PT (1)	642	516
Telekomunikasi Indonesia Persero Tbk. PT (1)	1,724	491

		2,309

Mexico - 0.6%
Cemex SAB de CV	1,003	376

Panama - 1.2%
Copa Holdings SA, Class A	6	687

Peru - 1.3%
Credicorp Ltd.	3	727

Russia - 8.8%
LSR Group PJSC, GDR	170	425
Lukoil PJSC, ADR	13	1,290
MMC Norilsk Nickel PJSC, ADR	35	1,057
Polyus PJSC, GDR	16	887
Sberbank of Russia PJSC (1)	276	1,133
Yandex NV, Class A *	6	248

		5,040

South Africa - 2.0%
FirstRand Ltd.	117	523
Foschini Group Ltd. (The)	59	627

		1,150

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

South Korea - 11.5%
BGF retail Co. Ltd. * (1)	5	707
Medy-Tox, Inc. (1)	2	461
Samsung Biologics Co. Ltd. * (1)	2	665
Samsung Electronics Co. Ltd. (1)	84	4,048
Shinhan Financial Group Co. Ltd. (1)	19	710

		6,591

Taiwan - 11.3%
E Ink Holdings, Inc.	744	776
MediaTek, Inc.	73	1,077
Sunny Friend Environmental Technology Co. Ltd.	126	983
Taiwan Semiconductor Manufacturing Co. Ltd.	327	3,607

		6,443

Thailand - 0.6%
Bangkok Bank PCL, NVDR (1)	69	371

Turkey - 1.7%
Global Ports Holding plc	117	372
Turkiye Sinai Kalkinma Bankasi A/S *	2,882	586

		958

Total common stocks (Cost $44,891)		55,321

SHORT-TERM INVESTMENTS - 3.3%

INVESTMENT COMPANIES - 3.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.60%	642	642
Federated Treasury Obligations Fund - Institutional Class, 1.50%	623	623
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.54%	623	623

Total short-term investments (Cost $1,888)		1,888

Total investments - 100.0% (Cost $46,779)		57,209

Other assets less liabilities - 0.0% (3)		(27)

Total net assets - 100.0% (4)		$57,182

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $16,301, or 28.5% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Amount rounds to less than 0.1%.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$2,409	4.2%
Consumer Discretionary	12,187	21.3
Consumer Staples	1,353	2.4
Energy	4,459	7.8
Financials	11,129	19.4
Health Care	4,347	7.6
Industrials	4,113	7.2
Information Technology	10,513	18.4
Materials	3,019	5.3
Real Estate	1,224	2.1
Utilities	568	1.0
Short-Term Investments	1,888	3.3

Total investments	$57,209	100.0%

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$4,860	8.5%
British pound	649	1.1
Chilean peso	353	0.6
Chinese yuan renminbi offshore	874	1.5
Colombian peso	684	1.2
Euro	2,578	4.5
Hong Kong dollar	6,160	10.8
Indian rupee	6,132	10.7
Indonesian rupiah	2,309	4.0
Korean won	6,591	11.5
Mexican peso	376	0.7
New Taiwan dollar	6,443	11.3
South African rand	1,150	2.0
Thai baht	371	0.7
Turkish lira	586	1.0
U.S. dollar	17,093	29.9

Total investments	$57,209	100.0%

See notes to N-PORT Part F

Artisan Thematic Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 76.4%

Capital Markets - 5.0%
BlackRock, Inc.	47	$23,531
Moody’s Corp.	34	8,169
S&P Global, Inc.	33	9,006

		40,706

Chemicals - 5.3%
Air Liquide SA (1)	155	21,890
Linde plc (1)	101	21,526

		43,416

Consumer Finance - 0.7%
American Express Co.	49	6,039

Electronic Equipment, Instruments & Components - 2.9%
Amphenol Corp., Class A	220	23,830

Equity Real Estate Investment Trusts (REITs) - 3.0%
American Tower Corp.	36	8,262
Equinix, Inc.	14	8,264
SBA Communications Corp.	34	8,233

		24,759

Health Care Equipment & Supplies - 3.0%
Becton Dickinson and Co.	91	24,646

Hotels, Restaurants & Leisure - 6.2%
Hilton Worldwide Holdings, Inc.	149	16,556
Marriott International, Inc., Class A	116	17,506
Wyndham Hotels & Resorts, Inc.	270	16,984

		51,046

Industrial Conglomerates - 3.6%
Honeywell International, Inc.	167	29,480

Interactive Media & Services - 6.4%
Alphabet, Inc., Class A *	19	25,470
Facebook, Inc., Class A *	74	15,196
Tencent Holdings Ltd.(1)	251	12,108

		52,774

Internet & Direct Marketing Retail - 1.6%
Alibaba Group Holding Ltd., ADR *(1)	62	13,051

IT Services - 11.9%
Fidelity National Information
Services, Inc.	397	55,201
Global Payments, Inc.	134	24,376
Visa, Inc., Class A	98	18,464

		98,041

Life Sciences Tools & Services - 4.0%
Agilent Technologies, Inc.	96	8,225
Thermo Fisher Scientific, Inc.	76	24,712

		32,937

Media - 1.9%
Charter Communications, Inc.,
Class A *	32	15,543

Professional Services - 2.3%
IHS Markit Ltd. *	253	19,065

Road & Rail - 2.8%
Norfolk Southern Corp.	78	15,171
Union Pacific Corp.	43	7,752

		22,923

Semiconductors & Semiconductor Equipment - 7.6%
Analog Devices, Inc.	198	23,541
Marvell Technology Group Ltd.	277	7,366
NVIDIA Corp.	82	19,334
NXP Semiconductors NV (1)	95	12,063

		62,304

Software - 7.7%
Microsoft Corp.	235	37,126
SS&C Technologies Holdings, Inc.	134	8,202
VMware, Inc., Class A *	115	17,420

		62,748

Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. *	52	4,108

Total common stocks (Cost $542,429)		627,416

	No. of Contracts ‡

OPTIONS PURCHASED - 2.0%

Call Options - 2.0%
Consumer Finance - 0.1%
American Express Co. 4/17/2020 at USD 125.00; Notional Amount: USD 19,084	1,533	732

Industrial Conglomerates - 0.0% (2)
Honeywell International, Inc. 1/17/2020 at USD 177.50; Notional Amount: USD 8,673	490	102

Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd. 2/21/2020 at USD 190.00; Notional Amount: USD 18,919	892	2,183

IT Services - 0.1%
Fidelity National Information Services, Inc. 4/17/2020 at USD 140.00; Notional Amount: USD 16,343	1,175	732

Artisan Thematic Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

Road & Rail - 0.6%
Union Pacific Corp.
1/17/2020 at USD 125.00; Notional Amount: USD 15,928	881	4,931
1/17/2020 at USD 182.50; Notional Amount: USD 9,491	525	120

		5,051

Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc. 3/20/2020 at USD 115.00; Notional Amount: USD 37,458	3,152	2,522
NVIDIA Corp. 3/20/2020 at USD 240.00; Notional Amount: USD 27,483	1,168	1,562
NXP Semiconductors NV 4/17/2020 at USD 125.00; Notional Amount: USD 21,265	1,671	1,529

		5,613

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. 3/20/2020 at USD 60.00; Notional Amount: USD 8,783	1,120	2,106

Total call options		16,519

Total options purchased (Cost $12,644)		16,519

	Shares Held

SHORT-TERM INVESTMENTS - 25.3%

INVESTMENT COMPANIES - 25.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.60%	70,501	70,501
Federated Treasury Obligations Fund - Institutional Class, 1.50%	68,427	68,427
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.54%	68,427	68,427

Total short-term investments (Cost $207,355)		207,355

Total investments - 103.7% (Cost $762,428)		851,290

Other assets less liabilities - (3.7%)		(30,180)

Total net assets - 100.0%(3)		$821,110

*	Non-income producing security.

Artisan Thematic Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

‡	One contract is equal to 100 shares.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Air Liquide SA	France	Euro
Alibaba Group Holding Ltd.	China	U.S. dollar
Linde plc	United Kingdom	U.S. dollar
NXP Semiconductors NV	Netherlands	U.S. dollar
Tencent Holdings Ltd.	China	Hong Kong dollar

(2)	Amount rounds to less than 0.1%.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
USD	U.S. dollar

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,427	USD	3,816	JPM	3/12/2020	$44
CNH	60,605	USD	8,599	JPM	5/6/2020	82

Total unrealized appreciation						126

EUR	2,131	USD	2,401	JPM	3/12/2020	— (1)
USD	26,826	EUR	24,048	JPM	3/12/2020	(266)
USD	48,370	CNH	340,238	JPM	5/6/2020	(365)

Total unrealized depreciation						(631)

Net unrealized depreciation						$(505)

(1)	Amount rounds to less than $1.

CNH	Chinese yuan renminbi offshore
EUR	Euro
USD	U.S. dollar
JPM	JPMorgan Chase Bank, N.A.

Artisan Thematic Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$72,425	8.5%
Consumer Discretionary	64,097	7.5
Financials	46,745	5.5
Health Care	57,583	6.8
Industrials	71,468	8.4
Information Technology	246,923	29.0
Materials	43,416	5.1
Real Estate	24,759	2.9
Options Purchased	16,519	1.9
Short-Term Investments	207,355	24.4

Total investments	$851,290	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Euro	$21,890	2.6%
Hong Kong dollar	12,108	1.4
U.S. dollar	817,292	96.0

Total investments	$851,290	100.0%

See notes to N-PORT Part F

Artisan Value Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 96.8%

Aerospace & Defense - 3.3%
Raytheon Co.	66	$14,532

Air Freight & Logistics - 2.8%
FedEx Corp.	81	12,269

Auto Components - 2.8%
Cie Generale des Etablissements Michelin SCA (1)	103	12,607

Banks - 6.2%
Citigroup, Inc.	236	18,831
Truist Financial Corp.	160	9,023

		27,854

Capital Markets - 4.6%
E *TRADE Financial Corp.	207	9,411
Goldman Sachs Group, Inc. (The)	48	11,142

		20,553

Chemicals - 7.1%
Celanese Corp.	93	11,448
Dow, Inc.	90	4,928
DuPont de Nemours, Inc.	96	6,161
Nutrien Ltd. (1)	191	9,138

		31,675

Communications Equipment - 2.7%
Cisco Systems, Inc.	253	12,139

Construction & Engineering - 0.9%
Jacobs Engineering Group, Inc.	44	3,956

Consumer Finance - 3.2%
Synchrony Financial	396	14,248

Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc., Class B *	91	20,530

Diversified Telecommunication Services - 0.7%
GCI Liberty, Inc., Class A *	44	3,127

Health Care Equipment & Supplies - 1.9%
Medtronic plc	73	8,324

Health Care Providers & Services - 2.1%
Fresenius Medical Care AG & Co.
KGaA (1)(2)	125	9,285

Insurance - 2.4%
Chubb Ltd.	69	10,732

Interactive Media & Services - 8.4%
Alphabet, Inc., Class C *	17	22,739
Facebook, Inc., Class A *	72	14,756

		37,495

Internet & Direct Marketing Retail - 3.5%
Booking Holdings, Inc. *	8	15,643

Media - 5.5%
Comcast Corp., Class A	342	15,363
ViacomCBS, Inc.	215	9,042

		24,405

Oil, Gas & Consumable Fuels - 2.8%
Devon Energy Corp.	195	5,067
EOG Resources, Inc.	89	7,457

		12,524

Pharmaceuticals - 5.8%
Allergan plc	64	12,154
Sanofi (1)	136	13,668

		25,822

Semiconductors & Semiconductor Equipment - 3.7%
NXP Semiconductors NV (1)	131	16,616

Software - 1.4%
Oracle Corp.	117	6,224

Specialty Retail - 2.8%
AutoNation, Inc. *	260	12,628

Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	57	16,664
Samsung Electronics Co. Ltd. (Preference) (1)(2)	358	13,986

		30,650

Tobacco - 6.8%
Altria Group, Inc.	243	12,134
Philip Morris International, Inc.	104	8,836
Swedish Match AB (1)(2)	185	9,543

		30,513

Trading Companies & Distributors - 3.9%
Air Lease Corp.	368	17,491

Total common stocks (Cost $300,164)		431,842

SHORT-TERM INVESTMENTS - 3.1%

INVESTMENT COMPANIES - 3.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.60%	4,637	4,637
Federated Treasury Obligations Fund - Institutional Class, 1.50%	4,500	4,500
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 1.54%	4,500	4,500

Total short-term investments (Cost $13,637)		13,637

Total investments - 99.9% (Cost $313,801)		445,479
Other assets less liabilities - 0.1%		528

Total net assets - 100.0% (3)		$446,007

Artisan Value Fund

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Cie Generale des Etablissements Michelin SCA	France	Euro
Fresenius Medical Care AG & Co. KGaA	Germany	Euro
Nutrien Ltd.	Canada	U.S. dollar
NXP Semiconductors NV	Netherlands	U.S. dollar
Samsung Electronics Co. Ltd. (Preference)	South Korea	Korean won
Sanofi	France	Euro
Swedish Match AB	Sweden	Swedish krona

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $32,814, or 7.4% of total net assets. See notes (A) and (B) in the accompanying notes.

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$65,027	14.6%
Consumer Discretionary	40,878	9.2
Consumer Staples	30,513	6.8
Energy	12,524	2.8
Financials	93,917	21.1
Health Care	43,431	9.8
Industrials	48,248	10.8
Information Technology	65,629	14.7
Materials	31,675	7.1
Short-Term Investments	13,637	3.1

Total investments	$445,479	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
Euro	$35,560	8.0%
Korean won	13,986	3.1
Swedish krona	9,543	2.1
U.S. dollar	386,390	86.8

Total investments	$445,479	100.0%

See notes to N-PORT Part F

ARTISAN PARTNERS FUNDS

NPORT Part F – December 31, 2019 (Unaudited)

As of December 31, 2019, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of fifteen series and follows special accounting and reporting under Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(A) Valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Shares of open-end investment companies were valued at the latest net asset value reported by the investment company.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available were valued by the Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, ETFs or other financial instruments in the U.S. or other markets. The Funds monitored for subsequent events using several tools. In fair valuing non-U.S. equity securities and equity-linked securities, the Funds have used adjustment factors provided by a third party research service when there were subsequent events or expected or unexpected market closures. The third party research service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ in the future from the value realized on the sale of those securities or assets and the differences could be material to the NAV of the applicable Fund.

Securities and other assets and liabilities denominated in a foreign currency were translated into U.S. dollars using spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (continued)

(B) Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note (A). A description of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of December 31, 2019 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Developing World
Common Stocks (1)
Developed Markets	$1,084,750	$—	$—	$1,084,750
Emerging Asia	1,472,353	35,113	—	1,507,466
Europe, Middle East & Africa	62,998	28,209	—	91,207
Latin America	223,816	162,058	—	385,874
Investment Companies	109,654	—	—	109,654
Total Investments	$2,953,571	$225,380	$—	$3,178,951
Global Discovery
Common Stocks (1)
Americas	$68,665	$—	$—	$68,665
Emerging Markets	1,582	3,303	—	4,885
Europe	21,166	14,940	—	36,106
Pacific Basin	4,521	1,757	—	6,278
Investment Companies	8,389	—	—	8,389
Total Investments	$104,323	$20,000	$—	$124,323
Global Equity
Common Stocks (1)
Americas	$137,266	$—	$—	$137,266
Emerging Markets	6,767	4,689	—	11,456
Europe	38,212	61,794	—	100,006
Pacific Basin	4,592	13,948	—	18,540
Investment Companies	1,156	—	—	1,156
Total Investments	$187,993	$80,431	$—	$268,424

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (continued)

Global Opportunities
Common Stocks (1)
Americas	$2,040,124	$—	$—	$2,040,124
Emerging Markets	141,695	19,750	—	161,445
Europe	569,724	430,649	—	1,000,373
Pacific Basin	147,180	115,784	—	262,964
Investment Companies	242,017	—	—	242,017
Total Investments	$3,140,740	$566,183	$—	$3,706,923
Global Value
Common Stocks (1)
Americas	$1,649,502	$—	$—	$1,649,502
Emerging Markets	165,033	165,734	—	330,767
Europe	586,449	432,592	—	1,019,041
Investment Companies	179,171	—	—	179,171
Total Investments	2,580,155	598,326	—	3,178,481
Foreign Currency Forward Contracts (2)	—	(424)	—	(424)
Total	$2,580,155	$597,902	$—	$3,178,057
High Income
Corporate Bonds (1)	$—	$2,477,392	$—	$2,477,392
Loan Participations (1)	—	1,101,610	—	1,101,610
Preferred Stocks (1)	—	1,637	398	2,035
Common Stock (1)	—	469	—	469
Investment Companies	161,187	—	—	161,187
Total Investments	161,187	3,581,108	398	3,742,693
Futures (2)	2,672	—	—	2,672
Total	$163,859	$3,581,108	$398	$3,745,365
International
Common Stocks and Equity-Linked Security (1)
Americas	$1,614,581	$—	$—	$1,614,581
Emerging Markets	631,675	248,912	—	880,587
Europe	2,757,608	4,356,518	—	7,114,126
Middle East	86,065	—	—	86,065
Pacific Basin	409,475	476,481	—	885,956
Investment Companies	327,721	—	—	327,721
Total Investments	$5,827,125	$5,081,911	$—	$10,909,036
International Small-Mid
Common Stocks (1)
Americas	$253,802	$—	$—	$253,802
Emerging Markets	—	72,517	—	72,517
Europe	386,785	426,158	—	812,943
Middle East	99,108	—	—	99,108
Pacific Basin	13,039	334,729	—	347,768
Investment Companies	113,313	—	—	113,313
Total Investments	$866,047	$833,404	$—	$1,699,451

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (continued)

International Value
Common Stocks (1)
Americas	$1,499,519	$—	$—		$1,499,519
Emerging Markets	1,295,595	1,638,394	—		2,933,989
Europe	4,887,311	3,886,304	—		8,773,615
Pacific Basin	—	134,804.00	—		134,804
Investment Companies	1,906,073	—	—		1,906,073
Total Investments	9,588,498	5,659,502	—		15,248,000
Foreign Currency Forward Contracts (2)	—	(2,588)	—		(2,588)
Total	$9,588,498	$5,656,914	$—		$15,245,412
Mid Cap
Common Stocks (1)	$4,808,755	$225,925	$—		$5,034,680
Investment Companies	103,297	—	—		103,297
Total Investments	$4,912,052	$225,925	$—		$5,137,977
Mid Cap Value
Common Stocks (1)	$2,166,746	$—	$—		$2,166,746
Investment Companies	62,832	—	—		62,832
Total Investments	$2,229,578	$—	$—		$2,229,578
Small Cap
Common Stocks (1)	$1,957,424	$—	$—		$1,957,424
Investment Companies	50,467	—	—		50,467
Total Investments	$2,007,891	$—	$—		$2,007,891
Sustainable Emerging Markets
Common Stocks (1)
Developed Markets	$2,217	$—	$—		$2,217
Emerging Asia	25,972	9,271	—	(3)	35,243
Europe, Middle East & Africa	7,417	1,133	—		8,550
Latin America	3,414	5,897	—		9,311
Investment Companies	1,888	—	—		1,888
Total Investments	$40,908	$16,301	$—		$57,209
Thematic
Common Stocks (1)	$627,416	$—	$—		$627,416
Options Purchased	16,519	—	—		16,519
Investment Companies	207,355	—	—		207,355
Total Investments	851,290	—	—		851,290
Foreign Currency Forward Contracts (2)	—	(505)	—		(505)
Total	$851,290	$(505)	$—		$850,785
Value
Common Stocks (1)	$399,028	$32,814	$—		$431,842
Investment Companies	13,637	—	—		13,637
Total Investments	$412,665	$32,814	$—		$445,479

(1)	See the Fund’s Schedule of Investments for industry or country classifications.
(2)	Foreign currency forward contracts are valued at unrealized appreciation (depreciation).
(3)	Common stock, valued at $0.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (continued)

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at December 31, 2019		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
High Income Fund
Preferred Stock	$398	(1)	Enterprise value, volatility, 25% discount	Increase (enterprise value, volatility), decrease (discount)
Sustainable Emerging Markets Fund
Common Stock	$—		Last quote in inactive market less 100% discount	N/A

(1)	In estimating the fair value, management used a Black Scholes option pricing model. Management has also adjusted the value to reflect illiquidity and non-transferability of assets

As of December 31, 2019, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	High Income Fund		Sustainable Emerging Markets Fund
Balance as of September 30, 2019	$322	(1)	$—	(1)
Transfers into Level 3	—		—
Net change in unrealized appreciation (depreciation)	76		—
Purchases	—		—
Sales	—		—
Realized Gain/Loss	—		—
Transfers out of Level 3	—		—

Balance as of December 31, 2019	$398		$—	(1)

Net change in unrealized appreciation (depreciation) for investments held as of December 31, 2019	$76		$—

(1)	Includes one or more securities valued at $0.

(C) Transactions in securities of affiliates:

Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940, as amended) during the period ended December 31, 2019. The Funds did not have any affiliates during the period ended December 31, 2019.